Other items from operating activities - Other income and other expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other items from operating activities
Gains on disposal of assets	$ 961	$ 670	$ 1,041
Foreign exchange gains	746	238	252
Other	530	255	545
OTHER INCOME	2,237	1,163	1,838
Losses on disposal of assets	(52)	(56)	(111)
Foreign exchange losses	(320)	(463)	(444)
Amortisation of other intangible assets (excl. mineral interests)	(343)	(266)	(225)
Other	(791)	(407)	(493)
OTHER EXPENSE	(1,506)	(1,192)	(1,273)
Restructuring charges	312	96	179
Impairment of non-consolidated shares and loans granted to non-consolidated subsidiaries and equity affiliates	$ 64		$ 77
Revaluation of non-consolidated shares at fair value		$ 94